Consolidated Statements of Changes in Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserve Member [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2013	$ 47,944,856	$ 50,000	$ 9,443,230	$ 3,691,123	$ 4,001,647	$ 28,330,179	$ 2,428,677
Balance (In Shares) at Dec. 31, 2013		50,000,000
Repurchase and cancellation of 30,000,000 shares	0	$ (30,000)	30,000	0	0	0	0
Repurchase and cancellation of 30,000,000 shares (In Shares)		(30,000,000)
Appropriation of retained earnings to statutory reserve fund	0	$ 0	0	0	1,375,990	(1,375,990)	0
Foreign currency translation losses	(184,951)	0	0	(175,703)	0	0	(9,248)
Net income for the year	14,716,884	0	0	0	0	13,981,040	735,844
Balance at Dec. 31, 2014	62,476,789	$ 20,000	9,473,230	3,515,420	5,377,637	40,935,229	3,155,273
Balance (In Shares) at Dec. 31, 2014		20,000,000
Issuance of ordinary shares, net of issuance costs of $736,878	5,663,122	$ 1,600	5,661,522	0	0	0	0
Issuance of ordinary shares, net of issuance costs of $736,878 (in shares)		1,600,000
Issuance of ordinary shares under service agreements	17,028,000	$ 1,200	17,026,800	0	0	0	0
Issuance of ordinary shares under service agreements (in shares)		1,200,000
Cancellation of ordinary shares upon termination of service agreements	(17,028,000)	$ (1,200)	(17,026,800)	0	0	0	0
Cancellation of ordinary shares upon termination of service agreements (in shares)		(1,200,000)
Appropriation of retained earnings to statutory reserve fund	0	$ 0	0	0	1,023,598	(1,023,598)	0
Foreign currency translation losses	(3,977,179)	0	0	(3,778,320)	0	0	(198,859)
Net income for the year	8,926,753	0	0	0	0	8,438,825	487,928
Balance at Dec. 31, 2015	$ 73,089,485	$ 21,600	$ 15,134,752	$ (262,900)	$ 6,401,235	$ 48,350,456	$ 3,444,342
Balance (In Shares) at Dec. 31, 2015		21,600,000